INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2017 USD ($)
Income Taxes Details Narrative
Net operating loss carry forwards	$ (204,937)
Cumulative tax rate	34.00%
Net operating loss carry forwards expiry term	20 years